Loans and Leases (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($)	Sep. 08, 2017 USD ($)	Dec. 31, 2014 USD ($)	Nov. 14, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 506,412,000	$ 376,086,000
Impaired Financing Receivable, Average Recorded Investment	1,450,000	3,691,000	$ 5,579,000
Impaired Financing Receivable, Interest Income, Accrual Method	$ 0	$ 245,000	393,000
Contracts modified	0	6
Loans acquired with deteriorated credit quality	$ 1,178,000	$ 624,000
Provision for loan losses	101,000	0
Loans and Leases Receivable, Related Parties	491,000	$ 370,000	$ 63,000		$ 34,000
Extended Maturity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts modified | loan		2
Granted Interest Only Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts modified | loan		1
Lowered Payments and Extended Maturity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts modified | loan		1
Principal Forgiveness [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts modified | loan		1
Brought Interest Payment Current and Liquidating Inventory [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts modified | loan		1
Fixed-Rate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	112,007,000	$ 75,723,000
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	44,510,000	39,108,000
Ohio State Bancshares, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	264,000	$ 624,000				$ 959,000
Benchmark [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	$ 914,000			$ 967,000